Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 21,781	$ 30,216
Lease receivables, current	186	213
Other receivables, current	7,251	7,791
Amounts due from joint ventures and associates, current	726	912
Prepayments and deferred charges, current	3,681	4,282
Total, current	33,625	43,414
Lease receivables, non-current	1,380	1,528
Other receivables, non-current	4,109	4,039
Amounts due from joint ventures and associates, non-current	829	1,078
Prepayments and deferred charges, non-current	1,323	1,440
Total, non-current	$ 7,641	$ 8,085